OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Natural resources fee	[1]			¥ 8,294
Staff compensation fund	[2]			1,547
Social security payable	[3]		68	1,506
Payroll payable			376	1,704
Welfare payable			1	529
Advances from customers				23
Accrued expenses			2,372	1,419
Others			109	2,339
Other payables and accrued liabilities			2,926	¥ 17,361
USD [Member]
ForeignCurrencyLineItems [Line Items]
Natural resources fee | $	[1]
Staff compensation fund	[2]
Social security payable | $	[3]	10
Payroll payable | $		58
Welfare payable | $
Advances from customers | $
Accrued expenses | $		365
Others | $		17
Other payables and accrued liabilities | $		$ 450

[1]	The natural resources fee represents fees payable to the PRC government and is calculated as a percentage of sales.
[2]	The staff compensation fund represents one-off cash received from the PRC government to compensate employees of Wuhu Feishang through the Group for the loss of their state-sponsored pension and post-employment benefits. The fund is to be distributed to employees upon the termination of their employment with Wuhu Feishang. Wuhu Feishang is not required to make any additional contributions to the fund.
[3]	The social security represents amounts payable to the PRC and Bolivia government-managed retirement insurance, medical insurance, etc.